Advances For Vessels Acquisitions (Tables)	6 Months Ended
Jun. 30, 2014
Advances for Vessel Acquisitions Disclosure [Abstract]
Schedule of Advances for Vessels Acquisitions [Table Text Block]

Balance, December 31, 2013	240,871
Pre-delivery installments	57,048
Capitalized interest and finance costs	1,306
Other capitalized costs	704
Sale and leaseback (Note 11)	(299,929)
Balance, June 30, 2014	-